Property and Equipment, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expense	$ 39,860	$ 39,860	$ 159,439	$ 164,942
Loss of disposal of equipment				$ (17,219)